Trade and Other Payables - Information on Average Payment Period to Suppliers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Weighted average maturity period	53 days	45 days
Total payments	€ 40,508	€ 40,831	€ 43,650
Telefonica, S.A.
Entity Information [Line Items]
Weighted average maturity period	53 days	45 days
Ratio of payments	54 days	45 days
Ratio of outstanding invoices	41 days	42 days
Total payments	€ 6,703	€ 6,727
Outstanding invoices	€ 847	€ 651